Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [abstract]
Schedule of Components of Income Tax Expense

The components of income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Current income tax expense	$69	$30
Deferred income tax recovery	(1,679)	(1,032)
Income tax recovery	$(1,610)	$(1,002)

Schedule of Reconciliation of Effective Tax Rate

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Loss before income taxes	$(162,186)	$(31,068)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(42,979)	(8,233)
Mexican mining royalty	29	(587)
Impact of foreign tax rates	1,415	(230)
Non-deductible expenses	4,329	2,610
Losses not recognized	35,596	5,438
Income tax recovery	$(1,610)	$(1,002)

Schedule of Components of Deferred Tax Assets and Liabilities

The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	December 31,	December 31,
	2021	2020

Alternative minimum tax credits	$-	$-
Provisions and reserves	-	-
Net operating losses	-	6,792
Total deferred tax assets	-	6,792
Property, plant and equipment	-	(6,792)
Net deferred tax assets	$-	$-

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2021	2020

Property, plant and equipment	$1,321	$850
Other	-	-
Total deferred tax liabilities	1,321	850
Provisions and reserves	(833)	(391)
Net deferred tax liabilities	$488	$459

Schedule of Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2021	2020

Property, plant and equipment	$19,776	$18,360
Mexican tax losses (expiring in 2023 - 2031)	36,349	37,897
Canadian tax losses (expiring in 2034 - 2041)	29,183	23,999
U.S. tax losses (expiring in 2025 - 2037)	31,957	31,956
U.S. tax losses (no expiry)	158,942	21,953
Provisions and other	78,254	49,959
Deferred Mexican mining royalty	488	459
	$354,949	$184,583